Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investment Properties
Changes in investment properties for the years ended December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	350,417	￦	1,168,379	￦	121	￦	1,518,917
Less: Accumulated depreciation		(1,569)		(426,264)		—		(427,833)

Beginning, net	￦	348,848	￦	742,115	￦	121	￦	1,091,084

Changes in accounting policy 1		—		46,666		—		46,666
Acquisition		148,511		103,774		1,781		254,066
Disposal and termination		(285)		(1,408)		—		(1,693)
Depreciation		—		(65,178)		—		(65,178)
Transfer from property and equipment		33,254		8,081		—		41,335
Transfer and others		23,268		(2,118)		—		21,150

Ending, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430

Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(491,586)		—		(493,154)

1	With the application of IFRS 16, right-of-use-assets were partially reclassified to investment properties.

(In millions of Korean won)	2020
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation		(1,568)		(491,586)		—		(493,154)

Beginning, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430

Acquisition		11,723		7,096		34,243		53,062
Disposal and termination		(1,536)		(243)		—		(1,779)
Depreciation		—		(64,531)		—		(64,531)
Transfer from property and equipment		(6,792)		8,848		—		2,056
Transfer and others		(18,656)		469		10,402		(7,785)

Ending, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453

Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(557,755)		—		(559,323)

Summary of Investment Properties Provided as Collateral
Details of investment properties provided as collateral as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	854,874	￦	62,896	Deposits	￦	56,831
Land and Buildings	￦	1,915	￦	3,044	Borrowings	￦	1,903

(In millions of Korean won)	December 31, 2020
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	790,414	￦	62,968	Deposits	￦	56,247
Land and Buildings	￦	2,861	￦	3,434	Borrowings	￦	2,928